INCOME TAXES - Significant Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Stock-based compensation	$ 2,866	$ 2,357
Net operating loss carryforwards	12,437	11,548
Research credit carryforwards	5,398	4,336
Lease liability	1,235	1,185
Intangibles	8,408	4,606
Other, net	682	852
Total deferred assets	31,026	24,884
Deferred tax liabilities:
Right of use asset	(1,141)	(1,032)
Intangibles	(13,414)	(15,914)
Total deferred liabilities	(14,555)	(16,946)
Valuation allowance for net deferred tax assets	(1,215)	(2,769)
Net deferred tax asset	$ 15,256	$ 5,169